Fair value measurement	6 Months Ended
Sep. 30, 2026
Disclosure of fair value measurement [Abstract]
Fair value measurement	Fair value measurement
(1)Fair value hierarchy
When measuring the fair value of an asset or a liability, the Company uses observable market data if reasonably available. Fair values are categorized into different levels in the fair value hierarchy based on the inputs used in the valuation techniques as follows:
Level 1:    Quoted prices without adjustments in an active market for identical assets or liabilities.
Level 2:    Inputs other than the quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3:    Unobservable inputs for the assets or liabilities.
The level of fair value hierarchy is determined by the lowest-level input that is significant to the measurement of the fair value.
There were no transfers between levels for the three and six months ended September 30, 2025 and 2026.
(2)Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis
Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis in the condensed consolidated interim statements of financial position is as follows:

As of March 31, 2026
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥37,876	¥—	¥—	¥37,876
Other financial assets(2)		110	—	54	164
Total		¥37,986	¥—	¥54	¥38,040

Crypto asset borrowings		¥37,543	¥—	¥—	¥37,543
Warrant liability
Public warrant liabilities	7	128	—	—	128
Private warrant liabilities	7	—	—	4	4
Total		¥37,672	¥—	¥4	¥37,675

As of September 30, 2026
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥47,080	¥6	¥—	¥47,086
Other financial assets(2)		174	—	66	239
Total		¥47,253	¥6	¥66	¥47,325

Crypto asset borrowings		¥46,860	¥—	¥—	¥46,860
Warrant liability
Public warrant liabilities	7	149	—	—	149
Private warrant liabilities	7	—	—	3	3
Total		¥47,009	¥—	¥3	¥47,011
____________
(1) Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.
(2) Stablecoins and listed equity investments included in “Other financial assets” are categorized as Level 1. Other financial assets categorized as Level 3 are equity investments in non-listed companies by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other financial income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.
(3) The following table presents a reconciliation of other financial assets and private warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs:

Equity security investments
	For the three months ended September 30,
(In millions)	2025	2026
Balance, beginning of period	143	52
Purchases	—	16
Change in fair value	(11)	(2)
Foreign exchange impact	—	(1)
Balance, end of period	132	66

Equity security investments
	For the six months ended September 30,
(In millions)	2025	2026
Balance, beginning of period	¥46	¥54
Purchases	100	16
Change in fair value	(14)	(4)
Foreign exchange impact	—	(1)
Balance, end of period	¥132	¥66

Private warrant liabilities
	For the three months ended September 30,
(In millions)	2025	2026
Balance, beginning of period	¥22	¥8
Change in fair value	(8)	(5)
Foreign exchange impact	1	0
Balance, end of period	¥14	¥3

Private warrant liabilities
	For the six months ended September 30,
(In millions)	2025	2026
Balance, beginning of period	¥12	¥4
Change in fair value	2	(1)
Foreign exchange impact	—	0
Balance, end of period	¥14	¥3
The assumptions used to value the private warrant liabilities were as follows.

	As of
	March 31, 2026		September 30, 2026
Exercise price	USD	11.5	USD	11.5
Share price	USD	1.5	USD	1.5
Volatility	74.0%		74.0%
Expected life (in years)	3.7		3.2
Risk-free rate	3.86%		4.89%
Dividend yield	—%		—%
(3)Fair value hierarchy of assets and liabilities measured at fair value on a non-recurring basis
As of March 31, 2026
There were no significant assets or liabilities measured at fair value on a nonrecurring basis as of March 31, 2026.
As of September 30, 2026
There were no significant assets or liabilities measured at fair value on a nonrecurring basis as of September 30, 2026.